CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable	$ 29,074	$ 20,891
Investment in direct financing and sales-type leases, provision for doubtful debts	22	389
Short-term Debt	155,342	160,737
Long-term Debt	2,451	0
Accounts Payable	5,692	10,130
Accounts Payable, Related Parties	108,211	57,586
Other Payables and Accrued Liabilities	20,121	17,146
Due to Affiliate	25,644	38,143
Customer Deposits	4,912	1,680
Taxes Payable	2,511	3,599
Long term payables	14,708	0
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,549,644	23,545,939
Common Stock, Shares, Outstanding (in shares)	23,549,644	23,545,939
Variable Interest Entity
Short-term Debt	138,912	124,654
Long-term Debt	0	0
Accounts Payable	384	93
Accounts Payable, Related Parties	106,525	44,044
Other Payables and Accrued Liabilities	13,206	10,323
Due to Affiliate	1,002	12,745
Customer Deposits	460	319
Taxes Payable	1,508	2,761
Long term payables	$ 9,102	$ 8,955